NATURE OF BUSINESS AND REORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF MAJOR SUBSIDIARIES CONSOLIDATED INTO FINANCIAL STATEMENTS

The consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Techcreate BVI (“TBVI”)	July 31, 2024	British Virgin Islands	100%	Investment holding
Techcreate Solution Private Limited. (“TSPL”)	March 16, 2015	Singapore	100%	Management consultancy services
Diginius Pte. Ltd. (“DPL”)	February 6, 2020	Singapore	100%	Sale of software licenses
TC Digital Pte. Ltd. (“TCDPL”)	May 12, 2023	Singapore	100%	Management consultancy services